Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
6.
Property, plant and equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2025	2024
Computer and communication equipment	2-5	$11,221	$10,426
Furniture and other equipment	3-5	27,615	21,652
Leasehold improvements	5-10	7,103	5,104
Accumulated depreciation		(17,588)	(12,885)
Property, plant and equipment, net		$28,351	$24,297

Depreciation expense related to property, plant and equipment for the year ended December 31, 2025, 2024 and 2023 was $9,615, $8,472 and $7,778, respectively, of which $2,259, $1,391 and $712 have been recorded as part of selling, general and administrative expenses for the year ended December 31, 2025, 2024 and 2023, respectively.